UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21193)

First American Minnesota Municipal Income Fund II, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/09

Date of reporting period:  11/30/08

Item 1. Schedule of Investments.

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Fund II (MXN)
November 30, 2008

DESCRIPTION	PAR	VALUE ¶

(Percentages of each investment category relate to total net assets applicable to outstanding common shares)
Municipal Long-Term Investments — 174.8%
Economic Development Revenue — 2.1%
Agriculture & Economic Development Board, Small Business Program A - Lot 1 (AMT), 5.55%, 8/1/16	$400,000	$350,256
Education Revenue — 10.3%
Higher Education Facilities, Augsburg College, Series 6, 5.00%, 5/1/28	200,000	151,440
Higher Education Facilities, Bethel University, Series 6-R, 5.50%, 5/1/24	500,000	382,630
Higher Education Facilities, College of Art & Design, 5.00%, 5/1/26	400,000	312,060
Higher Education Facilities, St. Catherine's College, 5.38%, 10/1/32	1,000,000	734,890
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series A, 5.00%, 12/1/36	200,000	125,646
		1,706,666
General Obligations — 24.9%
City of Duluth, Series A, 5.00%, 2/1/34	700,000	643,615
Crow Wing County Jail, Series B (MBIA), 5.00%, 2/1/21	550,000	554,318
Duluth Independent School District Number 709, Series A (FSA) (MSDCEP), 4.25%, 2/1/23	500,000	450,835
Hennepin County, Series D, 5.00%, 12/1/25	1,000,000	1,002,610
Minnesota State, Series A, 5.00%, 6/1/18	1,000,000	1,075,740
Puerto Rico Commonwealth, Series A, 5.00%, 7/1/28	500,000	389,335
		4,116,453
Healthcare Revenue — 55.4%
Bemidji Health Care Facilities, North Country Health Services (RAAI), 5.00%, 9/1/31	1,000,000	779,530
Columbia Heights Multifamily & Health Care Facilities Revenue, Crest View Project, 5.70%, 7/1/42	350,000	229,582
Cuyuna Range Hospital District, Health Facility Authority Revenue,
5.00%, 6/1/29	350,000	229,050
5.50%, 6/1/35	400,000	271,284
Duluth Health Care Facility, Benedictine Health System-St. Mary’s Hospital (Prerefunded 2/15/14 @ 100), 5.25%, 2/15/33 ¯	1,000,000	1,101,970
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 ¯	400,000	450,340
Golden Valley Health Care Facilities, Covenant Retirement Communities, 5.50%, 12/1/25	600,000	482,778
Illinois Finance Authority, Franciscan Communities, 5.50%, 5/15/37	250,000	159,118
Inver Grove Heights Nursing, Presbyterian Homes, 5.50%, 10/1/33	250,000	175,428
Marshall Health Care Facility, Weiner Medical Center Project, 5.35%, 11/1/17	350,000	326,413
Minneapolis Health Care Systems Revenue, Fairview Health Services, Series A, 6.63%, 11/15/28	750,000	719,580
Minneapolis-St. Paul Housing & Redevelopment Authority, Healthpartners Project, 5.88%, 12/1/29	750,000	596,790
Monticello, Big Lake Community Hospital District, Series C, 6.20%, 12/1/22	400,000	320,800
Moorhead Economic Development Authority, Housing Development Eventide Project, Series A, 5.15%, 6/1/29	300,000	194,562
New Hope Housing & Health Care Facility, Masonic Home North Ridge, 5.75%, 3/1/15	400,000	348,888
Shakopee Health Care Facility, St. Francis Regional Medical Center, 5.10%, 9/1/25	500,000	379,165
St. Louis Park Health Care Facilities, Park Nicollet Health Systems, Series B (Prerefunded 7/1/14 @ 100),
5.50%, 7/1/25 ¯	250,000	281,810
5.25%, 7/1/30 ¯	250,000	278,615
St. Paul Housing & Redevelopment Authority Hospital Revenue, HealthEast Project, 6.00%, 11/15/30	200,000	147,484
St. Paul Housing & Redevelopment Authority, Nursing Home Episcopal, 5.63%, 10/1/33	495,549	323,633
St. Paul Housing & Redevelopment Authority, Regions Hospital,
5.25%, 5/15/18	500,000	438,905
5.30%, 5/15/28	170,000	123,442
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Sholom East Project, Series A, 5.25%, 10/1/42	250,000	151,870
St. Paul Port Authority, HealthEast Midway Campus, 5.75%, 5/1/25	600,000	446,904
State Agricultural & Economic Development Board, Fairview Health Care System, 6.38%, 11/15/29	25,000	24,146
Winona Health Care Facilities, Winona Health Obligated Group, Series A, 6.00%, 7/1/34	200,000	160,342
		9,142,429
Housing Revenue — 26.2%
Minneapolis Housing Revenue, Keeler Apartments Project, Series A, 5.00%, 10/1/37	300,000	189,852
Minneapolis Multifamily Housing, Seward Towers Project (GNMA), 5.00%, 5/20/36	1,190,000	1,012,369

MINNESOTA MUNICIPAL INCOME FUND II     2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

Minnesota Municipal Income Fund II (MXN)

DESCRIPTION	PAR	VALUE ¶

Minneapolis-St. Paul Housing, Finance Board Single Family Mortgage Revenue, Mortgage-Backed City Living (AMT) (FHLMC) (FNMA) (GNMA), 5.00%, 11/1/38	$194,806	$144,879
Minnesota Housing Finance Agency, Residential Housing, Series D (AMT), 4.70%, 7/1/27	1,000,000	766,240
Moorhead Senior Housing Revenue, Sheyenne Crossing Project, 5.65%, 4/1/41	330,000	212,824
Prior Lake Senior Housing Revenue, Shepard's Path Senior Housing, Series B, 5.70%, 8/1/36	200,000	137,080
Southeast State Multi-County Housing & Redevelopment Authority, Goodhue County Apartments Prerefunded 1/1/10 @ 100), 6.75%, 1/1/31 ¯	320,000	336,112
St. Paul Multifamily Housing, Selby Grotto Housing Project (AMT) (FHA) (GNMA), 5.50%, 9/20/44	655,000	525,801
Washington County Housing & Redevelopment Authority, Woodland Park Apartments, 4.70%, 10/1/26	1,000,000	879,260
Worthington Housing Authority, Meadows Worthington Project, Series A, 5.38%, 5/1/37	200,000	124,258
		4,328,675
Industry Development Revenue — 3.0%
Duluth Seaway Port Authority, Cargill Project, 4.20%, 5/1/13	500,000	498,650
Leasing Revenue — 28.5%
Andover Economic Development Authority Public Facility Lease Revenue, Andover Community Center
(Crossover Refunded 2/1/14 @ 100),
5.13%, 2/1/24 z	205,000	220,162
5.13%, 2/1/24 z	295,000	316,818
Hopkins Housing & Redevelopment Authority, Public Facility Lease Revenue, Public Works & Fire Station, Series A (MBIA) (Prerefunded 2/1/13 @ 100), 5.00%, 2/1/23 ¯	1,000,000	1,093,090
Otter Tail County Housing & Redevelopment Authority, Building Lease Revenue, Series A, 5.00%, 2/1/19	525,000	512,174
Puerto Rico Public Buildings Authority, Series M (COMGTY), 6.25%, 7/1/31	200,000	183,084
Ramsey County Public Improvement, Series A, 4.75%, 1/1/24	1,000,000	942,910
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center, 5.00%, 12/1/32	100,000	87,709
St. Paul Port Authority Office Building Facility, Robert Street, 5.25%, 12/1/27	1,000,000	988,150
Washington County Housing & Redevelopment Authority, Lower St. Croix Valley Fire Protection, 5.13%, 2/1/24	400,000	371,820
		4,715,917
Recreation Authority Revenue — 2.1%
Moorhead Golf Course, Series B, 5.88%, 12/1/21	400,000	342,140
Tax Revenue — 4.1%
Minneapolis Development Revenue, Limited Tax Supported Common Bond, Series 2-A (AMT), 5.13%, 6/1/22	500,000	402,780
Minneapolis Tax Increment Revenue, St. Anthony Falls Project,
5.65%, 2/1/27	150,000	113,585
5.75%, 2/1/27	200,000	153,312
		669,677
Transportation Revenue — 9.1%
Minneapolis-St. Paul Metropolitan Airports Commission, Series A,
5.00%, 1/1/19 (AMBAC)	750,000	744,105
5.00%, 1/1/19 (MBIA)	750,000	756,030
		1,500,135
Utility Revenue — 9.1%
Chaska Electric, Series A,
5.00%, 10/1/30	500,000	436,240
6.10%, 10/1/30	10,000	9,436
Northern Municipal Power Agency, Series A (AGTY),
5.00%, 1/1/18	400,000	411,464
5.00%, 1/1/20	250,000	249,147
Puerto Rico Electric Power Authority, Series VV (MBIA), 5.25%, 7/1/29	500,000	398,370
		1,504,657
	Total Municipal Long-Term Investments (Cost: $33,078,655)	28,875,655

Schedule of  INVESTMENTS (unaudited)

Minnesota Municipal Income Fund II (MXN)

DESCRIPTION	SHARES	VALUE ¶

Short-Term Investment — 1.1%
Federated Minnesota Municipal Cash Trust (Cost: $180,887)	180,887	$180,887
Total Investments ▲ — 175.9% (Cost: $33,259,542)		29,056,542
Preferred Shares at Liquidation Value — (78.7%)		(13,000,000)
Other Assets and Liabilities, Net — 2.8%		459,701
Total Net Assets — 100.0%		$16,516,243

¶
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.
The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.
When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.
As of November 30, 2008, the fund held no fair valued securities.

¯	Prerefunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
z
Crossover Refunded securities are typically backed by the credit of the refunding issuer, which secures the timely payment of principal and interest.  These bonds mature at the call date and price indicated.

▲
On November 30, 2008, the cost of investments for federal income tax purposes was approximately $33,259,542. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$357,684
	Gross unrealized depreciation	(4,560,684)
	Net unrealized depreciation	$(4,203,000)

	AGTY - Assured Guaranty
	AMBAC - American Municipal Bond Assurance Corporation
	AMT - Alternative Minimum Tax. As of November 30, 2008, the aggregate market value of securities subject to the AMT is $2,189,956, which represents
	13.3% of net assets applicable to common shares.
	COMGTY - Commonwealth Guaranty
	FHA - Federal Housing Administration

MINNESOTA MUNICIPAL INCOME FUND II     2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

Minnesota Municipal Income Fund II (MXN)

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MSDCEP - Minnesota School District Credit Enhancement Program
RAAI - Radian Asset Assurance Inc.

Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in preferred stocks, open and closed end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of November 30, 2008, the fund's investments were classified as follows:

Investments in
Securities
Level 1 - Quoted prices in active markets for identical assets	$180,887
Level 2 - Other significant observable inputs	28,875,655
Level 3 - Significant unobservable inputs	—
Total	$29,056,542

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

MINNESOTA MUNICIPAL INCOME FUND II     2008 Quarterly Report

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Minnesota Municipal Income Fund II, Inc.

By:     /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   January 21, 2009

By:     /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:   January 21, 2009